UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2024-NQM3 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____________________

Bryan Wulfsohn, 212-207-6431

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01  Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02  Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03  Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, llc

Date: November 27, 2024	/s/ Bryan Wulfsohn
	Name:	Bryan Wulfsohn
	Title:	Vice President

EXHIBIT INDEX

99.01	Clayton Services LLC (“Clayton”) Narrative
99.02	Clayton Conditions Summary Report
99.03	Clayton Conditions Detail Report
99.04	Clayton Loan Grades Report
99.05	Clayton Loan Level Tape Compare
99.06	Clayton Non ATR QM Upload Report
99.07	Clayton RA ATR QM Data Report
99.08	Clayton Valuations Summary Report
99.09	Clayton Waived Conditions Summary Report

99.10	Consolidated Analytics, Inc. (“CA”) Narrative
99.11	CA Due Diligence Standard Report
99.12	CA Grading Summary
99.13	CA Valuation Summary
99.14	CA Data Compare Report
99.15	CA Supplemental Report

99.16	Evolve Mortgage Services (“Evolve”) Narrative
99.17	Evolve Rating Agency Grades Report
99.18	Evolve QM ATR Data Report
99.19	Evolve Valuation Report
99.20	Evolve Exception Detail Report
99.21	Evolve Business Purpose Report
99.22	Evolve Data Compare Report

99.23	Infinity IPS, Inc. (“Infinity”) Narrative
99.24	Infinity Data Compare Report (3 Scienna Loans)
99.25	Infinity Supplemental Data Report (3 Scienna Loans)
99.26	Infinity Rating Agency Grades Report (3 Scienna Loans)
99.27	Infinity Individual Exception Report (3 Scienna Loans)
99.28	Infinity Loan Level Exception Report (3 Scienna Loans)
99.29	Infinity Valuation Report (3 Scienna Loans)
99.30	Infinity ATR or QM Data Report (6 LauraMac Loans)

99.31	Infinity Data Compare Report (6 LauraMac Loans)
99.32	Infinity Supplemental Data Report (6 LauraMac Loans)
99.33	Infinity Rating Agency Grades Summary Report (6 LauraMac Loans)
99.34	Infinity Rating Agency Grades Detail Report (6 LauraMac Loans)
99.35	Infinity Valuation Report (6 LauraMac Loans)
99.36	Infinity Business Purpose Report (6 LauraMac Loans)

99.37	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.38	Canopy Rating Agency Grades Summary Report
99.39	Canopy Rating Agency Grading Report
99.40	Canopy Valuation Report
99.41	Canopy Supplemental Data Report
99.42	Canopy ATR or QM Report

99.43	StoneHill Group, Inc. (“Stonehill”) Narrative
99.44	Stonehill ATR or QM Report
99.45	Stonehill Business Purpose Report
99.46	Stonehill Data Compare Report
99.47	Stonehill Rating Agency Grades Detail Report
99.48	Stonehill Rating Agency Grades Summary Report
99.49	Stonehill Valuation Report

99.50	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
99.51	Maxwell Standard Exceptions Report
99.52	Maxwell Grading Report
99.53	Maxwell Valuation Report
99.54	Maxwell Supplemental Data Report
99.55	Maxwell Business Purpose Report
99.56	Maxwell Data Compare Report